As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
3/31/2009 (Unaudited)

		Shares / Par	Market Value
COMMON STOCKS - 71.7%			$ 11,292,553
(cost $13,798,233)

CONSUMER DISCRETIONARY - 4.2%			663,360
BBY	BEST BUY, INC.	2,700	102,492
BYD	BOYD GAMING CORP.	3,200	11,936
CHS	CHICO'S FAS, INC.*	20,300	109,011
CPHI	CHINA PHARMA HOLDINGS, INC.*	24,100	31,571
ESI	ITT EDUCATIONAL SERVICES, INC.*	1,600	194,272
KSS	KOHLS CORP.*	2,000	84,640
TRI	THOMSON REUTERS CORP.	5,100	129,438

CONSUMER STAPLES - 2.4%			387,077
DEG	DELHAIZE GROUP - ADR	1,200	77,760
NSRGY	NESTLE S A - ADR	3,890	131,645
RTH	RETAIL HOLDERS TRUST	2,400	177,672

ENERGY - 7.2%			1,137,721
KAZ	BMB MUNAI, INC.*	14,600	8,468
CVI	CVI ENERGY, INC.*	6,300	34,902
ECA	ENCANA CORP.	700	28,427
HNR	HARVEST NATURAL RESOURCES, INC. *	600	2,034
KEG	KEY ENERGY SERVICES, INC.*	6,200	17,856
ME	MARINER ENERGY, INC.*	2,300	17,825
PWE	PENN WEST ENERGY TRUST	53,000	502,970
SPND	SPINDLETOP OIL & GAS CO.*	4,800	8,400
TELOZ	TEL OFFSHORE TRUST	90	444
TSO	TESORO CORP.	3,700	49,839
TVOC	TEXAS VANGUARD OIL*	3,700	22,755
UNG	UNITED STATES NATURAL GAS FUND, LP*	5,900	89,680
USO	UNITED STATES OIL FUND, LP*	5,700	165,585
WNR	WESTERN REFINING, INC.	12,200	145,668
XTO	XTO ENERGY, INC.	1,400	42,868

FINANCIALS - 1.6%			253,802
PVD	ADMINISTRADORA DE FONDOS DE PENSIONES PROVIDA - ADR	1,200	21,900
AVB	AVALONBAY COMMUNITIES, INC.	3	141
PNNT	PENNANTPARK INVESTMENT CORP.	61,803	231,761

HEALTH CARE - 21.8%			3,429,541
AVCA	ADVOCAT, INC.*	8,975	22,438
AMRN	AMARIN CORP. PLC - ADR*	51,886	38,915
BAYRY	BAYER A G - ADR	1,100	53,453
BIIB	BIOGEN IDEC, INC.*	5,800	304,036
BVX	BOVIE MEDICAL CORP.*	46,278	303,121
CEPH	CEPHALON, INC.*	3,400	231,540
CVTX	CV THERAPEUTICS, INC.*	1,600	31,808
DEPO	DEPOMED, INC.*	338,795	799,556
ELN	ELAN PLC - ADR*	64,300	426,952
FVE	FIVE STAR QUALITY CARE, INC.*	3,400	3,536
FMS	FRESENIUS MEDICAL CARE AG & CO. - ADR	1,200	46,440
HNAB	HANA BIOSCIENCES, INC.*	49,529	6,934
HUM	HUMANA, INC.*	4,700	122,576
JNJ	JOHNSON & JOHNSON	2,800	147,280
MDVN	MEDIVATION, INC.*	14,900	272,223
NVO	NOVO NORDISK A/S - ADR	6,400	307,072
OCR	OMNICARE, INC.	3,200	78,368
SNTS	SANTARUS, INC.*	25,100	40,411
WPI	WATSON PHARMACEUTICALS, INC.*	6,200	192,882

INDUSTRIALS - 4.9%			769,058
ABIX	ABATIX CORP.*	39,983	99,958
CRDN	CERADYNE, INC.*	400	7,252
CLH	CLEAN HARBORS, INC.*	2,000	96,000
XJT	EXPRESSJET HOLDINGS, INC.*	126,680	136,814
PAC	GRUPO AEROPORTUARIO DEL PACIFICO - ADR	1,900	34,675
ASR	GRUPO AEROPORTUARIO DEL SURESTE - ADR	4,900	141,022
GSH	GUANGSHEN RAILWAY CO. LTD - ADR	13,800	223,698
KHD	KHD HUMBOLDT WEDAG INTERNATIONAL LTD*	900	6,219
MFW	M & F WORLDWIDE CORP.*	2,000	23,420

INFORMATION TECHNOLOGY - 19.7%			3,107,808
BMC	BMC SOFTWARE, INC.*	6,800	224,400
CAJ	CANON, INC. - ADR	2,200	63,866
IMOS	CHIPMOS TECHNOLOGIES BERMUDA LTD*	140,715	52,079
GLW	CORNING, INC.	6,800	90,236
DELL	DELL, INC.*	17,700	167,796
ERIC	ERICSSON TELEPHONE CO. - ADR	21,600	174,744
GIGM	GIGAMEDIA LTD*	69,700	384,744
IBM	INTERNATIONAL BUSINESS MACHINES	2,000	193,780
ISIL	INTERSIL CORP.	10,600	121,900
MVSN	MACROVISION SOLUTIONS CORP.*	10,800	192,132
MRVL	MARVELL TECHNOLOGY GROUP LTD.*	20,200	185,032
MA	MASTERCARD, INC.	3,600	602,928
MU	MICRON TECHNOLOGY, INC.*	29,400	119,364
MSFT	MICROSOFT CORP.	6,300	115,731
NRTLQ	NORTEL NETWORKS CORP.	12	3
NVDA	NVIDIA CORP.*	9,200	90,712
SNDA	SHANDA INTERACTIVE ENTERTAINMENT, LTD - ADR*	2,700	106,731
TSM	TAIWAN SEMICOUNDUCTOR MANUFACTURING CO. LTD - ADR	16,200	144,990
XLNX	XLINX, INC.	4,000	76,640

MATERIALS - 7.9%			1,237,274
AKZOY	AKZO NOBEL N.V. - ADR	2,500	94,375
APFC	AMERICAN PACIFIC CORP.*	16,575	85,859
BAK	BRASKEM SA - ADR*	64,800	266,328
EXP	EAGLE MATERIALS, INC.	3,400	82,450
KALU	KAISER ALUMINUM CORP.	200	4,624
RDSMY	KONINKLIJKE DSM NV - ADR	9,400	61,825
LMC	LUNDIN MINING CORP.*	3,800	5,966
NXG	NORTHGATE MATERIALS, CORP.*	199,648	267,528
OMG	OM GROUP, INC.*	500	9,660
PLG	PLATINUM GROUP METALS LTD*	172,500	217,350
PX	PRAXAIR, INC.	2,100	141,309

TELECOMMUNICATION SERVICES - 0.9%			134,912
CHL	CHINA MOBILE LIMITED - ADR	3,100	134,912

UTILITIES - 1.1%			172,000
WTR	AQUA AMERICA, INC.	8,600	172,000

PREFERRED STOCKS - 2.1%			328,542
(cost $356,481)
DDT	CORTS - FORD, 7.40%, 11/1/46	33,205	192,589
KSK	DILLARDS CAPITAL TRUST, 7.50%, 8/1/38	18,007	135,953

EXCHANGE TRADED NOTES - 2.6%			417,360
(cost $458,443)
DZZ	POWERSHARES DB GOLD DOUBLE SHORT*	18,500	417,360

INVESTMENT COMPANIES - 11.8%			1,864,567
(cost $2,246,485)
DIA	DIAMONDS TRUST SERIES I	3,300	250,536
GAIN	GLADSTONE INVESTMENT CORP.	99,244	379,112
TLT	ISHARES BARCLAYS 20+ US TREASURY BOND FUND	4,000	422,840
DOY	MACROSHARES $100 OIL DOWN TRUST	12,936	97,020
HYF	MANAGED HIGH YIELD PLUS FUND, INC.	126,886	133,230
UYG	PROSHARES ULTRA FINANCIALS ETF	30,500	79,605
SGF	SINGAPORE FUND, INC.	17,600	120,912
SPY	SPDR S&P 500 ETF	4,800	381,312

CASH EQUIVALENTS - 12.0%			1,889,250
(cost $1,889,250)
	HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND	944,625	944,625
	HIGHMARK DIVERSIFIED MONEY MARKET FUND	944,625	944,625

TOTAL INVESTMENT SECURITIES - 100.2%			15,792,272
(cost $18,748,892)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(33,559)

NET ASSETS - 100.0%			$15,758,713

*Non-income producing security.

ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at March 31,2009 was as follows+:

Cost of investments		$19,188,875
Gross unrealized appreciation		713,871
Gross unrealized depreciation		(4,110,474)
Net unrealized appreciation		($3,396,603)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective September 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities
Level 1 - Quoted prices	$15,792,272
Level 2 - Other Significant
observable inputs	-
Level 3 - Significant
unobservable inputs	-
Total	$15,792,272

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)        /s/ Kendrick W. Kam
                                                        Kendrick W. Kam, President & Treasurer

Date                        April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick W. Kam
                                                   Kendrick W. Kam, President & Treasurer

Date                        April 20, 2009

* Print the name and title of each signing officer under his or her signature.